(d)

ALPHA ALTERNATIVE ASSETS FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

	Shares	Value (Note 2)
PRIVATE FUND INVESTMENTS (31.92%)
FBF 2023-1 LLC Economic Interest(a)(b)(c)	2,770,653	$2,969,784
MEP Capital IV, L.P.(a)(b)(c)(d)(e)	2,350,152	2,097,991
WSP TGA Holdings, LLC(a)(b)(d)	1,000,000	1,006,667
Total		6,074,442

TOTAL PRIVATE FUND INVESTMENTS
(Cost $5,850,815)		6,074,442

	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (13.20%)
Asset Backed Securities (13.20%)
Quaker State Holdings, LLC
Series 2024-A, 9.000%, 03/12/2029(a)	2,448,902	2,510,900

TOTAL ASSET-BACKED SECURITIES
(Cost $2,448,902)		2,510,900

CORPORATE BOND (26.40%)
Financial Service Company (26.40%)
PCS Fund 1, L.P., 10.000%, 08/25/2028(a)	825,205	825,205
Thrivest Legal Funding, LLC Promissory Note, 05/01/2029(a)(d)	4,000,000	4,199,080
Total Financial Service Company		5,024,285

TOTAL CORPORATE BOND
(Cost $4,825,205)		5,024,285

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM SECURITY (28.91%)
Money Market Funds
Fidelity Investments Money Market Government Portfolio	4.380%	5,500,568	$5,500,568
			5,500,568
TOTAL SHORT TERM SECURITY
(Cost $5,500,568)			5,500,568

TOTAL INVESTMENTS (100.43%)
(Cost $18,625,490)			$19,110,195

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.43%)			(81,720)

NET ASSETS (100.00%)			$19,028,475

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rate:

1D US SOFR - 1 Day US SOFR as of December 31, 2024 was 4.49%

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.
(b)	Non-income producing security.
(c)	Private investment company that does not issue shares or units.
(d)	Security deemed to be restricted as of December 31, 2024. As of December 31, 2024, the fair value of restricted securities in the aggregate was $7,303,738, representing 38.38% of the Fund’s net assets. Additional information on restricted securities can be found in Note 5. Restricted Securities.
(e)	In accordance with ASC 820-10, the investment is valued using the practical expedient methodology.